SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 08, 2022 CNY (¥)	Oct. 12, 2022 CNY (¥)	Mar. 09, 2022 CNY (¥)	Aug. 07, 2021 CNY (¥)
SHORT-TERM BANK LOANS
Carrying value of office buildings pledged for the loan								¥ 95
Proceeds from bank loan	¥ 52,000	$ 7,539	¥ 30,000	¥ 10,710
Interest rate for the loan	5.30%
Borrowing capacity	¥ 52,000
Debt term	12 months	12 months
Interest expense	¥ 1,508		¥ 322	¥ 5,047
Minimum
SHORT-TERM BANK LOANS
Interest rate for the loan	4.00%
Maximum
SHORT-TERM BANK LOANS
Interest rate for the loan	4.90%
Line of credit contract with Bank of Beijing
SHORT-TERM BANK LOANS
Borrowing capacity							¥ 3,000
Line Of Credit Contract With China Merchants Bank Member
SHORT-TERM BANK LOANS
Borrowing capacity					¥ 20,000	¥ 30,000